Property, Plant and Equipment Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		$ 1,551.8	$ 1,491.6
Less: accumulated depreciation	$ (1,027.6)	(1,004.2)	(976.8)
Property, plant and equipment, net	$ 552.9	547.6	514.8
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		63.5	66.0
Building and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		340.8	344.8
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		$ 1,147.5	$ 1,080.8